SCHEDULE III - SCHEDULE OF REAL ESTATE		12 Months Ended
		Dec. 31, 2023 USD ($) Integer	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Total per Consolidated Statement of Financial Position		$ 2,078,508	$ 1,247,256	$ 2,891,858
Encumbrances per schedule [member]
IfrsStatementLineItems [Line Items]
Total per Consolidated Statement of Financial Position		269,344,270
Debt not guaranteed by investment properties [member]
IfrsStatementLineItems [Line Items]
Total per Consolidated Statement of Financial Position		2,000,000
Long term debt accrued financing costs [member]
IfrsStatementLineItems [Line Items]
Total per Consolidated Statement of Financial Position		752,874
Debt issuance costs net [member]
IfrsStatementLineItems [Line Items]
Total per Consolidated Statement of Financial Position		(2,242,911)
Financial position [member]
IfrsStatementLineItems [Line Items]
Total per Consolidated Statement of Financial Position		$ 269,854,233
PERU [member] | Latam parque logistico callao [member]
IfrsStatementLineItems [Line Items]
Number of buildings, Land | Integer		3
Number of buildings Properties under development | Integer		1
PERU [member] | Latam logistic park lima sur [member]
IfrsStatementLineItems [Line Items]
Number of buildings Properties under development | Integer		2
Number of buildings operating properties | Integer		5
PERU [member] | Latam logistic park lima sur [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Date of acquisition	[1]	2019
PERU [member] | Latam logistic park lima sur [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Date of acquisition	[1]	2022
Colombia country [member] | Latam logistic park calle [member]
IfrsStatementLineItems [Line Items]
Number of buildings, Land | Integer		4
Total number of buildings, Land | Integer		7
Number of buildings operating properties | Integer		5
Colombia country [member] | Latam logistic park calle [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Date of acquisition	[1]	2019
Colombia country [member] | Latam logistic park calle [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Date of acquisition	[1]	2023
Costa Rica [member] | Latam logistic park san jose verbena [member]
IfrsStatementLineItems [Line Items]
Number of buildings Properties under development | Integer		1
Total number of buildings Properties under development | Integer		4
Number of buildings operating properties | Integer		4
Total number of buildings operating properties | Integer		28
Grand total of properties | Integer		39
Costa Rica [member] | Latam logistic park san jose verbena [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Date of acquisition	[1]	2022
Costa Rica [member] | Latam logistic park san jose verbena [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Date of acquisition	[1]	2023
Costa Rica [member] | Latam logistic park coyol one [member]
IfrsStatementLineItems [Line Items]
Number of buildings operating properties | Integer		5
Costa Rica [member] | Latam logistic park coyol one [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Date of acquisition	[1]	2016
Costa Rica [member] | Latam logistic park coyol one [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Date of acquisition	[1]	2020
Costa Rica [member] | Latam logistic park coyol two [member]
IfrsStatementLineItems [Line Items]
Number of buildings operating properties | Integer		1
Date of acquisition	[1]	2019
Costa Rica [member] | Latam bodegas atenas [member]
IfrsStatementLineItems [Line Items]
Number of buildings operating properties | Integer		1
Date of acquisition	[1]	2019
Costa Rica [member] | Latam bodegas san joaquin [member]
IfrsStatementLineItems [Line Items]
Number of buildings operating properties | Integer		2
Date of acquisition	[1]	2019
Costa Rica [member] | Latam bodegas aurora [member]
IfrsStatementLineItems [Line Items]
Number of buildings operating properties | Integer		2
Date of acquisition	[1]	2019
Costa Rica [member] | San rafael industrial park [member]
IfrsStatementLineItems [Line Items]
Number of buildings operating properties | Integer		1
Date of acquisition	[1]	2019
Costa Rica [member] | Latam logistic park coyol three [member]
IfrsStatementLineItems [Line Items]
Number of buildings operating properties | Integer		1
Date of acquisition	[1]	2020
Costa Rica [member] | Latam logistic park coyol four [member]
IfrsStatementLineItems [Line Items]
Number of buildings operating properties | Integer		1
Date of acquisition	[1]	2021
Encumbrances [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank	[2]	$ 4,317,135
Total of Properties Under Development	[2]	18,054,902
Total of Operating Properties	[2]	246,972,233
GRAND TOTAL	[2]	269,344,270
Encumbrances [member] | PERU [member] | Latam parque logistico callao [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank	[2]
Total of Properties Under Development	[2]
Encumbrances [member] | PERU [member] | Latam logistic park lima sur [member]
IfrsStatementLineItems [Line Items]
Total of Properties Under Development	[2]	11,580,125
Total of Operating Properties	[2]	48,419,875
Encumbrances [member] | Colombia country [member] | Latam logistic park calle [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank	[2]	4,317,135
Total of Operating Properties	[2]	44,049,009
Encumbrances [member] | Costa Rica [member] | Latam logistic park san jose verbena [member]
IfrsStatementLineItems [Line Items]
Total of Properties Under Development	[2]	6,474,777
Total of Operating Properties	[2]	40,434,222
Encumbrances [member] | Costa Rica [member] | Latam logistic park coyol one [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[2]	59,809,375
Encumbrances [member] | Costa Rica [member] | Latam logistic park coyol two [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[2]	18,285,023
Encumbrances [member] | Costa Rica [member] | Latam bodegas atenas [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[2]	2,612,593
Encumbrances [member] | Costa Rica [member] | Latam bodegas san joaquin [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[2]	5,495,094
Encumbrances [member] | Costa Rica [member] | Latam bodegas aurora [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[2]	5,917,796
Encumbrances [member] | Costa Rica [member] | San rafael industrial park [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[2]	7,974,306
Encumbrances [member] | Costa Rica [member] | Latam logistic park coyol three [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[2]	7,056,519
Encumbrances [member] | Costa Rica [member] | Latam logistic park coyol four [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[2]	6,918,421
Land under right of use [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank	[3]	14,114,108
Total of Properties Under Development	[3]	12,099,311
Total of Operating Properties	[3]	90,870,895
GRAND TOTAL	[3]	117,084,314
Land under right of use [member] | PERU [member] | Latam parque logistico callao [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank	[3]
Total of Properties Under Development	[3],[4]	2,802,475
Land under right of use [member] | PERU [member] | Latam logistic park lima sur [member]
IfrsStatementLineItems [Line Items]
Total of Properties Under Development	[3]	6,653,190
Total of Operating Properties	[3]	19,249,353
Land under right of use [member] | Colombia country [member] | Latam logistic park calle [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank	[3]	14,114,108
Total of Operating Properties	[3]	11,555,745
Land under right of use [member] | Costa Rica [member] | Latam logistic park san jose verbena [member]
IfrsStatementLineItems [Line Items]
Total of Properties Under Development	[3]	2,643,646
Total of Operating Properties	[3]	15,612,670
Land under right of use [member] | Costa Rica [member] | Latam logistic park coyol one [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[3]	19,500,336
Land under right of use [member] | Costa Rica [member] | Latam logistic park coyol two [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[3]	7,292,476
Land under right of use [member] | Costa Rica [member] | Latam bodegas atenas [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[3]	1,658,000
Land under right of use [member] | Costa Rica [member] | Latam bodegas san joaquin [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[3]	2,621,468
Land under right of use [member] | Costa Rica [member] | Latam bodegas aurora [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[3]	3,399,610
Land under right of use [member] | Costa Rica [member] | San rafael industrial park [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[3]	5,777,658
Land under right of use [member] | Costa Rica [member] | Latam logistic park coyol three [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[3]	1,354,320
Land under right of use [member] | Costa Rica [member] | Latam logistic park coyol four [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[3]	2,849,259
Building and improvements incurred land banks [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank	[5]	12,426,325
Total of Properties Under Development	[5]	26,262,864
Total of Operating Properties	[5]	232,028,378
GRAND TOTAL	[5]	270,717,567
Building and improvements incurred land banks [member] | PERU [member] | Latam parque logistico callao [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank	[5]	619,976
Total of Properties Under Development	[5]	10,764,104
Building and improvements incurred land banks [member] | PERU [member] | Latam logistic park lima sur [member]
IfrsStatementLineItems [Line Items]
Total of Properties Under Development	[5]	9,073,731
Total of Operating Properties	[5]	45,431,126
Building and improvements incurred land banks [member] | Colombia country [member] | Latam logistic park calle [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank	[5]	11,806,349
Total of Operating Properties	[5]	70,356,507
Building and improvements incurred land banks [member] | Costa Rica [member] | Latam logistic park san jose verbena [member]
IfrsStatementLineItems [Line Items]
Total of Properties Under Development	[5]	6,425,029
Total of Operating Properties	[5]	35,080,999
Building and improvements incurred land banks [member] | Costa Rica [member] | Latam logistic park coyol one [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[5]	42,764,576
Building and improvements incurred land banks [member] | Costa Rica [member] | Latam logistic park coyol two [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[5]	12,332,799
Building and improvements incurred land banks [member] | Costa Rica [member] | Latam bodegas atenas [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[5]	1,942,000
Building and improvements incurred land banks [member] | Costa Rica [member] | Latam bodegas san joaquin [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[5]	2,778,532
Building and improvements incurred land banks [member] | Costa Rica [member] | Latam bodegas aurora [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[5]	2,401,986
Building and improvements incurred land banks [member] | Costa Rica [member] | San rafael industrial park [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[5]	5,222,342
Building and improvements incurred land banks [member] | Costa Rica [member] | Latam logistic park coyol three [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[5]	6,169,680
Building and improvements incurred land banks [member] | Costa Rica [member] | Latam logistic park coyol four [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[5]	7,547,831
Costs capitalized subsequent to acquisition [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank
Total of Properties Under Development
Total of Operating Properties		4,861,365
GRAND TOTAL		4,861,365
Costs capitalized subsequent to acquisition [member] | PERU [member] | Latam parque logistico callao [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank
Total of Properties Under Development
Costs capitalized subsequent to acquisition [member] | PERU [member] | Latam logistic park lima sur [member]
IfrsStatementLineItems [Line Items]
Total of Properties Under Development
Total of Operating Properties		469,879
Costs capitalized subsequent to acquisition [member] | Colombia country [member] | Latam logistic park calle [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank
Total of Operating Properties		64,414
Costs capitalized subsequent to acquisition [member] | Costa Rica [member] | Latam logistic park san jose verbena [member]
IfrsStatementLineItems [Line Items]
Total of Properties Under Development
Total of Operating Properties		69,233
Costs capitalized subsequent to acquisition [member] | Costa Rica [member] | Latam logistic park coyol one [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties		941,658
Costs capitalized subsequent to acquisition [member] | Costa Rica [member] | Latam logistic park coyol two [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties		169,446
Costs capitalized subsequent to acquisition [member] | Costa Rica [member] | Latam bodegas atenas [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties
Costs capitalized subsequent to acquisition [member] | Costa Rica [member] | Latam bodegas san joaquin [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties		2,171,917
Costs capitalized subsequent to acquisition [member] | Costa Rica [member] | Latam bodegas aurora [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties		492,177
Costs capitalized subsequent to acquisition [member] | Costa Rica [member] | San rafael industrial park [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties
Costs capitalized subsequent to acquisition [member] | Costa Rica [member] | Latam logistic park coyol three [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties
Costs capitalized subsequent to acquisition [member] | Costa Rica [member] | Latam logistic park coyol four [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties		482,641
Land [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank		14,114,108
Total of Properties Under Development		12,099,311
Total of Operating Properties		90,870,895
GRAND TOTAL		117,084,314
Land [member] | PERU [member] | Latam parque logistico callao [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank
Total of Properties Under Development		2,802,475
Land [member] | PERU [member] | Latam logistic park lima sur [member]
IfrsStatementLineItems [Line Items]
Total of Properties Under Development		6,653,190
Total of Operating Properties		19,249,353
Land [member] | Colombia country [member] | Latam logistic park calle [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank		14,114,108
Total of Operating Properties		11,555,745
Land [member] | Costa Rica [member] | Latam logistic park san jose verbena [member]
IfrsStatementLineItems [Line Items]
Total of Properties Under Development		2,643,646
Total of Operating Properties		15,612,670
Land [member] | Costa Rica [member] | Latam logistic park coyol one [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties		19,500,336
Land [member] | Costa Rica [member] | Latam logistic park coyol two [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties		7,292,476
Land [member] | Costa Rica [member] | Latam bodegas atenas [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties		1,658,000
Land [member] | Costa Rica [member] | Latam bodegas san joaquin [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties		2,621,468
Land [member] | Costa Rica [member] | Latam bodegas aurora [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties		3,399,610
Land [member] | Costa Rica [member] | San rafael industrial park [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties		5,777,658
Land [member] | Costa Rica [member] | Latam logistic park coyol three [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties		1,354,320
Land [member] | Costa Rica [member] | Latam logistic park coyol four [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties		2,849,259
Building and improvements [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank		12,426,325
Total of Properties Under Development		26,262,864
Total of Operating Properties		236,889,743
GRAND TOTAL		275,578,932
Building and improvements [member] | PERU [member] | Latam parque logistico callao [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank		619,976
Total of Properties Under Development		10,764,104
Building and improvements [member] | PERU [member] | Latam logistic park lima sur [member]
IfrsStatementLineItems [Line Items]
Total of Properties Under Development		9,073,731
Total of Operating Properties		45,901,005
Building and improvements [member] | Colombia country [member] | Latam logistic park calle [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank		11,806,349
Total of Operating Properties		70,420,921
Building and improvements [member] | Costa Rica [member] | Latam logistic park san jose verbena [member]
IfrsStatementLineItems [Line Items]
Total of Properties Under Development		6,425,029
Total of Operating Properties		35,150,232
Building and improvements [member] | Costa Rica [member] | Latam logistic park coyol one [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties		43,706,234
Building and improvements [member] | Costa Rica [member] | Latam logistic park coyol two [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties		12,502,245
Building and improvements [member] | Costa Rica [member] | Latam bodegas atenas [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties		1,942,000
Building and improvements [member] | Costa Rica [member] | Latam bodegas san joaquin [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties		4,950,449
Building and improvements [member] | Costa Rica [member] | Latam bodegas aurora [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties		2,894,163
Building and improvements [member] | Costa Rica [member] | San rafael industrial park [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties		5,222,342
Building and improvements [member] | Costa Rica [member] | Latam logistic park coyol three [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties		6,169,680
Building and improvements [member] | Costa Rica [member] | Latam logistic park coyol four [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties		8,030,472
Total right of use contract [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank	[4]	26,540,433
Total of Properties Under Development	[4]	38,362,175
Total of Operating Properties	[4]	327,760,638
GRAND TOTAL	[4]	392,663,246
Total right of use contract [member] | PERU [member] | Latam parque logistico callao [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank	[4]	619,976
Total of Properties Under Development	[4]	13,566,579
Total right of use contract [member] | PERU [member] | Latam logistic park lima sur [member]
IfrsStatementLineItems [Line Items]
Total of Properties Under Development	[4]	15,726,921
Total of Operating Properties	[4]	65,150,358
Total right of use contract [member] | Colombia country [member] | Latam logistic park calle [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank	[4]	25,920,457
Total of Operating Properties	[4]	81,976,666
Total right of use contract [member] | Costa Rica [member] | Latam logistic park san jose verbena [member]
IfrsStatementLineItems [Line Items]
Total of Properties Under Development	[4]	9,068,675
Total of Operating Properties	[4]	50,762,902
Total right of use contract [member] | Costa Rica [member] | Latam logistic park coyol one [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[4]	63,206,570
Total right of use contract [member] | Costa Rica [member] | Latam logistic park coyol two [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[4]	19,794,721
Total right of use contract [member] | Costa Rica [member] | Latam bodegas atenas [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[4]	3,600,000
Total right of use contract [member] | Costa Rica [member] | Latam bodegas san joaquin [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[4]	7,571,917
Total right of use contract [member] | Costa Rica [member] | Latam bodegas aurora [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[4]	6,293,773
Total right of use contract [member] | Costa Rica [member] | San rafael industrial park [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[4]	11,000,000
Total right of use contract [member] | Costa Rica [member] | Latam logistic park coyol three [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[4]	7,524,000
Total right of use contract [member] | Costa Rica [member] | Latam logistic park coyol four [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[4]	10,879,731
Fair value adjustments [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank	[6]	4,976,620
Total of Properties Under Development	[6]	7,019,606
Total of Operating Properties	[6]	122,065,903
GRAND TOTAL	[6]	134,062,129
Fair value adjustments [member] | PERU [member] | Latam parque logistico callao [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank	[6]
Total of Properties Under Development	[6]	(1,306,579)
Fair value adjustments [member] | PERU [member] | Latam logistic park lima sur [member]
IfrsStatementLineItems [Line Items]
Total of Properties Under Development	[6]	6,503,860
Total of Operating Properties	[6]	27,089,499
Fair value adjustments [member] | Colombia country [member] | Latam logistic park calle [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank	[6]	4,976,620
Total of Operating Properties	[6]	30,736,797
Fair value adjustments [member] | Costa Rica [member] | Latam logistic park san jose verbena [member]
IfrsStatementLineItems [Line Items]
Total of Properties Under Development	[6]	1,822,325
Total of Operating Properties	[6]	19,224,153
Fair value adjustments [member] | Costa Rica [member] | Latam logistic park coyol one [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[6]	25,943,795
Fair value adjustments [member] | Costa Rica [member] | Latam logistic park coyol two [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[6]	9,913,279
Fair value adjustments [member] | Costa Rica [member] | Latam bodegas atenas [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[6]	1,038,000
Fair value adjustments [member] | Costa Rica [member] | Latam bodegas san joaquin [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[6]	2,314,083
Fair value adjustments [member] | Costa Rica [member] | Latam bodegas aurora [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[6]	420,227
Fair value adjustments [member] | Costa Rica [member] | San rafael industrial park [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[6]	2,665,000
Fair value adjustments [member] | Costa Rica [member] | Latam logistic park coyol three [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[6]	2,284,801
Fair value adjustments [member] | Costa Rica [member] | Latam logistic park coyol four [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[6]	436,269
Cumulative foreign currency translation effect [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank		(6,796,631)
Total of Properties Under Development
Total of Operating Properties		(5,756,463)
GRAND TOTAL		(12,553,094)
Cumulative foreign currency translation effect [member] | PERU [member] | Latam parque logistico callao [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank
Total of Properties Under Development
Cumulative foreign currency translation effect [member] | PERU [member] | Latam logistic park lima sur [member]
IfrsStatementLineItems [Line Items]
Total of Properties Under Development
Total of Operating Properties
Cumulative foreign currency translation effect [member] | Colombia country [member] | Latam logistic park calle [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank		(6,796,631)
Total of Operating Properties		(5,756,463)
Cumulative foreign currency translation effect [member] | Costa Rica [member] | Latam logistic park san jose verbena [member]
IfrsStatementLineItems [Line Items]
Total of Properties Under Development
Total of Operating Properties
Cumulative foreign currency translation effect [member] | Costa Rica [member] | Latam logistic park coyol one [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties
Cumulative foreign currency translation effect [member] | Costa Rica [member] | Latam logistic park coyol two [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties
Cumulative foreign currency translation effect [member] | Costa Rica [member] | Latam bodegas atenas [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties
Cumulative foreign currency translation effect [member] | Costa Rica [member] | Latam bodegas san joaquin [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties
Cumulative foreign currency translation effect [member] | Costa Rica [member] | Latam bodegas aurora [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties
Cumulative foreign currency translation effect [member] | Costa Rica [member] | San rafael industrial park [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties
Cumulative foreign currency translation effect [member] | Costa Rica [member] | Latam logistic park coyol three [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties
Cumulative foreign currency translation effect [member] | Costa Rica [member] | Latam logistic park coyol four [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties
Fair value at the end of the year [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank	[7]	24,720,422
Total of Properties Under Development	[7]	45,381,781
Total of Operating Properties	[7]	444,070,078
GRAND TOTAL	[7]	514,172,281
Fair value at the end of the year [member] | PERU [member] | Latam parque logistico callao [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank	[7]	619,976
Total of Properties Under Development	[7]	12,260,000
Fair value at the end of the year [member] | PERU [member] | Latam logistic park lima sur [member]
IfrsStatementLineItems [Line Items]
Total of Properties Under Development	[7]	22,230,781
Total of Operating Properties	[7]	92,239,857
Fair value at the end of the year [member] | Colombia country [member] | Latam logistic park calle [member]
IfrsStatementLineItems [Line Items]
Total of Land Bank	[7]	24,100,446
Total of Operating Properties	[7]	106,957,000
Fair value at the end of the year [member] | Costa Rica [member] | Latam logistic park san jose verbena [member]
IfrsStatementLineItems [Line Items]
Total of Properties Under Development	[7]	10,891,000
Total of Operating Properties	[7]	69,987,055
Fair value at the end of the year [member] | Costa Rica [member] | Latam logistic park coyol one [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[7]	89,150,365
Fair value at the end of the year [member] | Costa Rica [member] | Latam logistic park coyol two [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[7]	29,708,000
Fair value at the end of the year [member] | Costa Rica [member] | Latam bodegas atenas [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[7]	4,638,000
Fair value at the end of the year [member] | Costa Rica [member] | Latam bodegas san joaquin [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[7]	9,886,000
Fair value at the end of the year [member] | Costa Rica [member] | Latam bodegas aurora [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[7]	6,714,000
Fair value at the end of the year [member] | Costa Rica [member] | San rafael industrial park [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[7]	13,665,000
Fair value at the end of the year [member] | Costa Rica [member] | Latam logistic park coyol three [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[7]	9,808,801
Fair value at the end of the year [member] | Costa Rica [member] | Latam logistic park coyol four [member]
IfrsStatementLineItems [Line Items]
Total of Operating Properties	[7]	$ 11,316,000

[1]	Date of construction or acquisition represents the date we stabilized the building or acquired the building through acquisition.
[2]	Encumbrances include mortgage loans for constructions and other financing arrangements guaranteed by the respective properties.
[3]	Land information includes land that are owned and land under right—of—use, which are separately labeled with in our real estate portfolio.
[4]	This property under development at Latam Logistic Callao is leased under right—of—use contract rather than owned by the Group.
[5]	Amounts presented in building and improvements include building improvements costs, and acquisition costs, land improvements costs incurred on land banks.
[6]	The Group uses an external appraiser in order to determine the fair value for all of its investment properties. The independent appraiser holds a recognized and relevant professional qualification and has recent experience of the location and category of the investment property being valued. The valuation model is in accordance with the guidance recommended by the International Valuation Standards Committee. These valuation models are consistent with the principles in IFRS 13.
[7]	See Note 12 of our audited consolidated financial statements as of December 31, 2023, for the reconciliation of investment properties for the year ended December 31, 2023.